Segment information (Schedule of Revenues from Principal Products) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Large retail supermarket chains	48.00%	49.00%	48.00%
Institutional market - wholesalers	13.00%	13.00%	14.00%
Institutional market - catering and restaurants	10.00%	11.00%	12.00%
Private customers	9.00%	8.00%	8.00%
Small supermarket chains	6.00%	5.00%	6.00%
Government customers	5.00%	4.00%	2.00%
Other customers	9.00%	10.00%	10.00%
Revenues by customer group	100.00%	100.00%	100.00%